Document and Entity Information	Mar. 15, 2021
Cover [Abstract]
Entity Address, Address Line One	825 Town & Country Lane
Amendment Flag	false
Entity Central Index Key	0000821483
Document Type	8-K
Document Period End Date	Mar. 15, 2021
Entity Registrant Name	Par Pacific Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-36550
Entity Tax Identification Number	84-1060803
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	899-4800
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	PARR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false